Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	251,653	286	4,137	256,076
Additions	8,624	—	1,433	10,057
Amortization	—	(286)	(1,529)	(1,815)
Balance at September 30, 2013	$260,277	$—	$4,041	$264,318

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2014	$1,600
2015	1,301
2016	682
2017	386
2018	72